Note 15 - Stock-based Compensation (Details Textual) - USD ($)		1 Months Ended		11 Months Ended	12 Months Ended			36 Months Ended	50 Months Ended	81 Months Ended
	Mar. 02, 2016	Jun. 22, 2012	Jun. 30, 2008	Dec. 13, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2009	May 31, 2008	Nov. 30, 2009	May 29, 2009	Mar. 30, 2009	Mar. 02, 2006	Aug. 31, 2000	Dec. 31, 1999
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					207,837,900	177,528,800		207,837,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					138,407,300			138,407,300
Common Stock, Capital Shares Reserved for Future Issuance					372,769,100			372,769,100
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0.0097	$ 0.0127	$ 0.0245
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 2,326,000			$ 2,326,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term					2 years 127 days
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options					$ 75,000	$ 211,000	$ 302,000
Restricted Stock Units (RSUs) [Member]
Common Stock, Capital Shares Reserved for Future Issuance					57,937,850			57,937,850
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 1,169,000	$ 1,246,000	$ 1,189,000
Purchase Plan 1999 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			20,000,000							40,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award Minimum Employee Subscription Rate					1.00%			1.00%
Share-Based Compensation Arrangement By Share-Based Payment Award Employee Subscription Rate Maximum					10.00%			10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date					90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date					90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					10 years
Stock Issued During Period, Shares, Employee Stock Purchase Plans									10,685,400
Purchase Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		15,000,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans								12,999,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0.0054	$ 0.008	$ 0.0104
Stock Plan 1997 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					185,000,000			185,000,000
Stock Incentive Plan 1999 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																150,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Annual Increase in Number of Additional Shares Authorized					75,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Maximum Annual Increase, Percentage					4.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					0			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					0			0
Share Option Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					8 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant												175,000,000		100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					166,957,900			166,957,900
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					131,774,600			131,774,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value				$ 1,000		$ 2,000	$ 13,000
The 2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					40,880,000			40,880,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					6,632,700			6,632,700
Common Stock, Capital Shares Reserved for Future Issuance	100,000,000
Share Incentive Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													75,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		62,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant												75,000,000	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years